Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Financing Cost

	December 31, 2012	December 31, 2011
Opening balance	$4,794	$4,874
Expenditure in the period	1,115	1,021
Amortization included within interest expense	(1,250)	(1,101)

Closing balance	$4,659	$4,794